Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Other Current Assets Disclosure [Text Block]

At December 31, 2016 and 2015, prepaid expenses and other current assets consisted of the following:

	2016	2015

Available for sale financial assets(1)	$264.310	$271.952
Insurance recoveries	220.000	220.000
Cost report receivable from Medicare and Medicaid	126.655	109.311
Payments on account	88.549	37.016
Other taxes receivable	79.833	69.684
Other deferred charges	68.648	63.210
Leases receivable	57.483	53.117
Prepaid rent	57.394	51.651
Income taxes receivable	54.959	131.396
Receivables for supplier rebates	50.168	48.625
Derivatives	41.913	27.021
Amounts due from managed locations	28.863	20.888
Prepaid insurance	17.491	21.848
Deposit / Guarantee / Security	15.913	15.276
Other	239.654	233.720
Total prepaid expenses and other current assets	$1.411.833	$1.374.715

(1) The impact on the Consolidated Statements of Income and the Consolidated Statements of Shareholders' Equity is not material.

The item “Insurance recoveries” includes the recognized amount in relation to the NaturaLyte® and GranuFlo® agreement in principle, which partially offsets the accrued settlement amount recorded in Accrued Expenses and Other Current Liabilities (see Note 7). For further information, see Note 18 “Commitments and Contingencies – Commercial Litigation”.

The item “Other” in the table above primarily includes loans to customers